Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Diluted net loss per share, ordinary shares					$ (0.14)	$ (0.06)
Ordinary Shares Subject To Possible Redemption
Diluted net loss per share, ordinary shares	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)
Ordinary Shares Subject Not To Possible Redemption
Diluted net loss per share, ordinary shares	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)